Employee Incentive Schemes - Stock Options Outstanding (Detail) (AUD)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	1.06	1.07
Options Outstanding, Shares	9,333,436	10,606,099
Options Exercisable Shares	8,611,392	8,904,217	9,264,906
Exercise Price One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	0.35
Options Outstanding, Shares	380,603
Options Outstanding, Weighted average remaining life in years	1 year
Options Exercisable Shares	380,603
Exercise Price Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	1.18
Options Outstanding, Shares	549,000
Options Outstanding, Weighted average remaining life in years	2 years
Options Exercisable Shares	549,000
Exercise Price Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	1.20
Options Outstanding, Shares	525,000
Options Outstanding, Weighted average remaining life in years	3 years
Options Exercisable Shares	525,000
Exercise Price Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	0.89
Options Outstanding, Shares	665,000
Options Outstanding, Weighted average remaining life in years	3 years
Options Exercisable Shares	665,000
Exercise Price Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	0.70
Options Outstanding, Shares	146,000
Options Outstanding, Weighted average remaining life in years	4 years
Options Exercisable Shares	146,000
Exercise Price Six [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	0.50
Options Outstanding, Shares	8,000
Options Outstanding, Weighted average remaining life in years	4 years
Options Exercisable Shares	8,000
Exercise Price Seven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	0.00
Options Outstanding, Shares	50,001
Options Outstanding, Weighted average remaining life in years	4 years
Options Exercisable Shares	50,001
Exercise Price Eight [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	0.94
Options Outstanding, Shares	768,667
Options Outstanding, Weighted average remaining life in years	4 years
Options Exercisable Shares	768,667
Exercise Price Nine [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	0.00
Options Outstanding, Shares	388,334
Options Outstanding, Weighted average remaining life in years	4 years
Options Exercisable Shares	388,334
Exercise Price Ten [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	1.72
Options Outstanding, Shares	1,235,000
Options Outstanding, Weighted average remaining life in years	5 years
Options Exercisable Shares	1,155,000
Exercise Price Eleven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	1.60
Options Outstanding, Shares	50,000
Options Outstanding, Weighted average remaining life in years	2 years
Options Exercisable Shares	50,000
Exercise Price Twelve [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	1.58
Options Outstanding, Shares	226,000
Options Outstanding, Weighted average remaining life in years	3 years
Options Exercisable Shares	226,000
Exercise Price Thirteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	0.00
Options Outstanding, Shares	91,667
Options Outstanding, Weighted average remaining life in years	3 years
Options Exercisable Shares	91,667
Exercise Price Fourteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	1.37
Options Outstanding, Shares	263,000
Options Outstanding, Weighted average remaining life in years	3 years
Options Exercisable Shares	263,000
Exercise Price Fifteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	1.38
Options Outstanding, Shares	2,300,000
Options Outstanding, Weighted average remaining life in years	3 years
Options Exercisable Shares	2,300,000
Exercise Price Sixteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	1.00
Options Outstanding, Shares	66,000
Options Outstanding, Weighted average remaining life in years	4 years
Options Exercisable Shares	66,000
Exercise Price Seventeen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	0.89
Options Outstanding, Shares	240,000
Options Outstanding, Weighted average remaining life in years	4 years
Options Exercisable Shares	240,000
Exercise Price Eighteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	0.00
Options Outstanding, Shares	100,000
Options Outstanding, Weighted average remaining life in years	4 years
Options Exercisable Shares	100,000
Exercise Price Nineteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	0.75
Options Outstanding, Shares	96,664
Options Outstanding, Weighted average remaining life in years	4 years
Options Exercisable Shares	96,664
Exercise Price Twenty [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	0.73
Options Outstanding, Shares	86,000
Options Outstanding, Weighted average remaining life in years	5 years
Options Exercisable Shares	57,334
Exercise Price Twenty One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	1.09
Options Outstanding, Shares	287,500
Options Outstanding, Weighted average remaining life in years	5 years
Options Exercisable Shares	191,640
Exercise Price Twenty Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	0.00
Options Outstanding, Shares	137,500
Options Outstanding, Weighted average remaining life in years	5 years
Options Exercisable Shares	91,664
Exercise Price Twenty Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	0.79
Options Outstanding, Shares	24,000
Options Outstanding, Weighted average remaining life in years	5 years
Options Exercisable Shares	16,000
Exercise Price Twenty Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	0.71
Options Outstanding, Shares	30,000
Options Outstanding, Weighted average remaining life in years	6 years
Options Exercisable Shares	10,000
Exercise Price Twenty Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	0.49
Options Outstanding, Shares	307,500
Options Outstanding, Weighted average remaining life in years	6 years
Options Exercisable Shares	102,486
Exercise Price Twenty Six [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	0.00
Options Outstanding, Shares	220,000
Options Outstanding, Weighted average remaining life in years	6 years
Options Exercisable Shares	73,332
Exercise Price Twenty Seven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	0.17
Options Outstanding, Shares	92,000
Options Outstanding, Weighted average remaining life in years	7 years
Options Exercisable Shares	0